Share capital and reserves - Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining contractual life		4 years 3 months
Warrant reserve [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining contractual life	3 years 1 month 24 days	4 years 1 month 24 days
Exercise Price 42.26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 42.26
Number of shares outstanding	198,333
Expiry date	February 9, 2026
Average remaining contractual life	2 years 1 month 9 days
Exercise Price 42.93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 42.93
Number of shares outstanding	270,211
Expiry date	October 15, 2026
Average remaining contractual life	2 years 9 months 14 days
Exercise price 10.53
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 10.53
Number of shares outstanding	101,111
Expiry date	October 15, 2026
Average remaining contractual life	2 years 9 months 14 days
Exercise price 10.98
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 10.98
Number of shares outstanding	555,555
Expiry date	October 7, 2027
Average remaining contractual life	3 years 9 months 7 days
Exercise Price $4.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 42.93